Options and Warrants (Details) - Schedule of Changes in Options Outstanding - Options [Member] - Options [Member] - USD ($)	3 Months Ended	12 Months Ended
	Apr. 30, 2024	Jan. 31, 2024
Schedule of Changes in Options Outstanding [Line Items]
Shares, Outstanding, Beginning balance	874,835	470,335
Exercise Price, Outstanding, Beginning balance	$ 3.23	$ 4.13
Remaining Life, Outstanding, Beginning balance		2 years 6 months 10 days
Intrinsic Value, Outstanding, Beginning balance
Shares, Granted	390,000	404,500
Exercise Price, Granted	$ 2.49	$ 2.18
Remaining Life, Granted	2 years 9 months 18 days	2 years 8 months 4 days
Intrinsic Value, Granted	$ 378,300
Shares, Expired/Cancelled
Exercise Price, Expired/Cancelled
Remaining Life, Expired/Cancelled
Intrinsic Value, Expired/Cancelled
Shares, Exercised
Exercise Price, Exercised
Remaining Life, Exercised
Intrinsic Value, Exercised
Shares, Outstanding, Ending balance	1,264,835	874,835
Exercise Price, Outstanding, Ending balance	$ 2.63	$ 3.23
Remaining Life, Outstanding, Ending balance	2 years 3 months 21 days	2 years 3 months 21 days
Intrinsic Value, Outstanding, Ending balance	$ 910,285
Shares, Exercisable	1,264,835
Exercise Price, Exercisable	$ 2.63
Remaining Life, Exercisable	2 years 3 months 21 days
Intrinsic Value, Exercisable	$ 910,285